Material accounting policies - Going concern (Details) $ in Millions	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 AUD ($)	Nov. 25, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jan. 12, 2024 USD ($)	Jan. 09, 2024 shares	Dec. 19, 2023 USD ($)	Dec. 19, 2023 EUR (€)	Feb. 13, 2023 AUD ($)	Jan. 27, 2023 AUD ($)	Jan. 27, 2023 EUR (€)
Disclosure of joint ventures [line items]
Net loss during the half-year	$ 5,655,000	$ 281,486,000
Cash flows used in operating activities	3,947,000	$ 27,962,000
Net current assets	1,000,000.0
Net total assets	4,000,000.0
Number of ordinary shares issued (in shares) | shares							681,620
Borrowings and other financial liabilities	6,397,000				$ 12,822,000
Loans and receivables, category | ARENA | ARENA Funding Agreement
Disclosure of joint ventures [line items]
Financial assets			$ 10.0							$ 65.0	$ 19.5
Loans and receivables, category | ARENA | Updated ARENA Funding Agreement
Disclosure of joint ventures [line items]
Financial assets				$ 30.0
Loans and receivables, category | Projekttrager | ARENA Funding Agreement | Mabanaft
Disclosure of joint ventures [line items]
Financial assets | €												€ 12,400,000
Loans and receivables, category | Australian Federal Government
Disclosure of joint ventures [line items]
Financial assets											$ 110.0
Promissory Note – EDF
Disclosure of joint ventures [line items]
Borrowings	6,400,000							$ 10,831,953	€ 10,000,000
Borrowings and other financial liabilities	6,397,000				$ 5,869,000
Backstop Agreement - Nabors
Disclosure of joint ventures [line items]
Borrowings and other financial liabilities						$ 7,000,000.0
Term Loan, Backstop Agreement - Nabors
Disclosure of joint ventures [line items]
Borrowings and other financial liabilities	$ 5,000,000.0